UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 141.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
Accudyne Industries, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		348	$350,453
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		161	161,032
Term Loan - Second Lien, 8.80%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		214	174,377
TransDigm, Inc.
Term Loan, 4.77%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		2,940	2,955,120
Term Loan, 4.71%, (USD LIBOR + 2.50%), Maturing August 22, 2024(4)		1,226	1,230,949
Wesco Aircraft Hardware Corp.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		439	438,826

			$5,310,757

Automotive — 2.6%
Allison Transmission, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022		1	$717
American Axle and Manufacturing, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		1,453	1,460,593
Apro, LLC
Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		122	123,161
Belron Finance US, LLC
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		249	251,245
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		648	655,669
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		331	333,351
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		496	502,143
FCA US, LLC
Term Loan, 3.86%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		604	606,692
Federal-Mogul Holdings Corporation
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		1,493	1,504,075
Horizon Global Corporation
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		178	178,958
Sage Automotive Interiors, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		346	349,513
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	366	452,484
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		459	461,769
Tower Automotive Holdings USA, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		316	316,527

			$7,196,897

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Beverage and Tobacco — 0.6%
Arterra Wines Canada, Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,037	$1,042,383
Flavors Holdings, Inc.
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	309	281,531
Term Loan - Second Lien, 12.30%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	500	387,500

		$1,711,414

Brokerage/Securities Dealers/Investment Houses — 0.8%
Aretec Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	642	$645,291
Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.15% PIK)), Maturing May 23, 2021	952	955,214
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.27%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	250	254,375
Salient Partners L.P.
Term Loan, 10.32%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	342	336,870

		$2,191,750

Building and Development — 3.4%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	1,386	$1,391,005
Beacon Roofing Supply, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	275	276,681
Core & Main L.P.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)	374	375,991
CPG International, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	927	936,927
DTZ U.S. Borrower, LLC
Term Loan, 5.18%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	2,078	2,069,360
Henry Company, LLC
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	198	201,092
Quikrete Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,202	1,208,684
RE/MAX International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	907	912,578
Summit Materials Companies I, LLC
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024	299	301,588
Werner FinCo L.P.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	549	555,863
WireCo WorldGroup, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	271	274,854
Term Loan - Second Lien, 10.98%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	650	653,250

		$9,157,873

Business Equipment and Services — 13.2%
Acosta Holdco, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	1,474	$1,250,283
AlixPartners, LLP
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	916	920,901
Altisource Solutions S.a.r.l.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	599	597,506

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Altran Technologies S.A.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing January 17, 2025	EUR	925	$1,138,641
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		248	250,468
Brickman Group Ltd., LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		376	379,027
Camelot UK Holdco Limited
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		941	947,676
Cast and Crew Payroll, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		198	198,500
Change Healthcare Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		3,119	3,129,546
Corporate Capital Trust, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		456	457,995
CPM Holdings, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		121	123,047
Crossmark Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		698	347,094
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		620	622,962
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		625	628,125
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(5)		256	0
Term Loan, 10.25%, (3 mo. USD Prime + 5.50%), Maturing July 2, 2020(3)		114	53,962
EIG Investors Corp.
Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		1,583	1,596,856
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		175	175,763
Extreme Reach, Inc.
Term Loan, 8.13%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		1,039	1,039,853
First Data Corporation
Term Loan, 4.12%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		1,214	1,217,064
Garda World Security Corporation
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		935	946,030
Term Loan, 5.92%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	422	329,861
Global Payments, Inc.
Term Loan, 3.63%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		166	166,860
GreenSky Holdings, LLC
Term Loan, Maturing March 22, 2025(6)		650	654,062
IG Investment Holdings, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		931	941,744
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		396	399,527
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	998	1,231,363
Iron Mountain, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		425	425,177
J.D. Power and Associates
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		1,085	1,090,040
KAR Auction Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		881	888,812

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kronos Incorporated
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		2,822	$2,840,777
LegalZoom.com, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		349	352,180
Term Loan - Second Lien, 10.34%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		250	252,500
Monitronics International, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		1,093	1,065,953
ON Assignment, Inc.
Term Loan, Maturing February 21, 2025(6)		225	226,069
PGX Holdings, Inc.
Term Loan, 7.13%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		595	577,137
Ping Identity Corporation
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		175	175,875
Prime Security Services Borrower, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		1,309	1,320,722
Red Ventures, LLC
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		572	578,204
Shutterfly, Inc.
Term Loan, Maturing August 17, 2024(6)		250	251,875
SMG Holdings, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		125	126,380
Solera, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		374	375,361
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		1,542	1,552,548
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	625	770,061
Tempo Acquisition, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		921	925,734
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		950	952,969
Vantiv, LLC
Term Loan, 3.78%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		600	604,000
Vestcom Parent Holdings, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		247	248,727
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		124	124,937
West Corporation
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		524	528,379
Term Loan, Maturing October 10, 2024(6)		150	151,500

			$36,150,633

Cable and Satellite Television — 6.2%
Charter Communications Operating, LLC
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		1,696	$1,703,805
CSC Holdings, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		1,733	1,732,966
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		600	600,844
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	223	264,783
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		893	867,569

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radiate Holdco, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		920	$915,969
Telenet Financing USD, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,050	1,056,375
Unitymedia Finance, LLC
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		450	449,930
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	500	614,950
UPC Financing Partnership
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		1,200	1,205,143
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	1,000	1,229,425
Virgin Media Bristol, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		3,250	3,270,312
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	1,075	1,318,968
Ziggo Secured Finance Partnership
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		1,700	1,689,905

			$16,920,944

Chemicals and Plastics — 6.8%
Alpha 3 B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		273	$275,326
Aruba Investments, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		442	442,591
Ashland, Inc.
Term Loan, 3.78%, (1 mo. USD LIBOR + 2.00%), Maturing May 17, 2024		273	275,411
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		1,271	1,275,647
CeramTec Group GmbH
Term Loan, Maturing March 7, 2025(6)	EUR	400	491,389
Chemours Company (The)
Term Loan, 3.00%, (1 week EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	315	389,629
Term Loan, 6.25%, (3 mo. USD Prime + 1.50%), Maturing May 12, 2022		156	156,154
Emerald Performance Materials, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		240	242,784
Term Loan - Second Lien, 9.63%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		275	275,802
Ferro Corporation
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		198	199,361
Flint Group GmbH
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		72	67,917
Flint Group US, LLC
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		435	410,843
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		796	801,128
H.B. Fuller Company
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		970	976,275
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	1,446	1,776,077
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		499	500,776

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Invictus US, LLC
Term Loan, Maturing January 24, 2025(6)		225	$227,074
Kraton Polymers, LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		387	390,410
MacDermid, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		485	487,396
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		1,283	1,293,467
Minerals Technologies, Inc.
Term Loan, 4.19%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		424	428,782
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		486	489,170
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing July 31, 2024	EUR	368	456,268
PQ Corporation
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		1,455	1,461,889
Prince Minerals, Inc.
Term Loan, Maturing March 20, 2025(6)		175	176,422
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	458	564,800
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		145	144,623
Sonneborn Refined Products B.V.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		30	30,076
Sonneborn, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		169	170,428
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)		16	15,829
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		159	160,046
Trinseo Materials Operating S.C.A.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		146	147,210
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		490	494,798
Tronox Finance, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,131	1,141,843
Unifrax Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		273	275,500
Univar, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		1,358	1,368,503
Venator Materials Corporation
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		174	175,268

			$18,656,912

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		124	$124,683

			$124,683

Containers and Glass Products — 3.6%
Berry Global, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		409	$411,314
BWAY Holding Company
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		471	474,335
Consolidated Container Company, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024		174	175,432

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Crown Holdings, Inc.
Term Loan, Maturing January 18, 2025(6)	EUR	275	$341,158
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		1,613	1,622,389
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	742	908,143
Libbey Glass, Inc.
Term Loan, 4.72%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		464	459,040
Pelican Products, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		416	417,632
Reynolds Group Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		2,510	2,525,333
Ring Container Technologies Group, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		349	350,652
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	946	1,169,031
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		538	541,665
Tekni-Plex, Inc.
Term Loan, Maturing October 5, 2024(6)		57	57,417
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		150	150,280
Term Loan, Maturing October 17, 2024(6)		93	93,302

			$9,697,123

Cosmetics/Toiletries — 0.7%
Coty, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		417	$415,490
Galleria Co.
Term Loan, 4.69%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023		821	822,927
KIK Custom Products, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		701	708,862

			$1,947,279

Drugs — 5.6%
Albany Molecular Research, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		323	$324,588
Alkermes, Inc.
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		190	191,400
Amneal Pharmaceuticals, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		1,478	1,482,335
Arbor Pharmaceuticals, Inc.
Term Loan, 6.99%, (2 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		1,424	1,447,064
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		2,258	2,260,478
Horizon Pharma, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		1,634	1,645,567
Jaguar Holding Company II
Term Loan, 4.60%, (USD LIBOR + 2.50%), Maturing August 18, 2022(4)		3,269	3,283,701
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		1,221	1,222,012
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		400	401,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PharMerica Corporation
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		375	$377,109
Term Loan - Second Lien, 9.46%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025		200	201,000
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		2,448	2,476,479

			$15,312,858

Ecological Services and Equipment — 1.4%
Advanced Disposal Services, Inc.
Term Loan, 3.98%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		991	$995,031
Charah, LLC
Term Loan, 8.19%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)		294	298,423
EnergySolutions, LLC
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		1,297	1,316,564
GFL Environmental, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		443	446,020
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	714	558,451
Wrangler Buyer Corp.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		249	251,193

			$3,865,682

Electronics/Electrical — 16.3%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		1,269	$1,269,065
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		242	236,684
Applied Systems, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		1,070	1,079,318
Aptean, Inc.
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		1,188	1,192,084
Avast Software B.V.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		915	921,853
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		575	578,145
Campaign Monitor Finance Pty. Limited
Term Loan, 7.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		328	329,217
CommScope, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		319	321,204
CPI International, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		323	324,992
Cypress Semiconductor Corporation
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021		486	489,024
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		450	455,794
Electrical Components International, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		1,037	1,044,484
Electro Rent Corporation
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		593	596,203
Entegris, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		59	59,435
Epicor Software Corporation
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		600	603,076

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Exact Merger Sub, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		299	$301,765
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		224	227,243
Eze Castle Software, Inc.
Term Loan, 5.04%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		1,330	1,342,268
Flexera Software, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		125	125,703
Go Daddy Operating Company, LLC
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		2,553	2,562,851
GTCR Valor Companies, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		846	853,877
Hyland Software, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		1,227	1,243,659
Infoblox, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		898	912,023
Infor (US), Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		3,335	3,347,983
Informatica Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	150	184,748
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		1,807	1,819,374
Lattice Semiconductor Corporation
Term Loan, 5.95%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		240	242,767
MA FinanceCo., LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		1,420	1,410,188
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		232	229,936
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		588	580,315
Microsemi Corporation
Term Loan, 3.74%, (2 mo. USD LIBOR + 2.00%), Maturing January 15, 2023		234	234,719
MTS Systems Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		557	561,550
Prometric Holdings, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		150	151,172
Renaissance Learning, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		1,070	1,076,723
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		125	125,781
Rocket Software, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		566	569,915
Seattle Spinco, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		1,568	1,568,231
SGS Cayman L.P.
Term Loan, 7.68%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		96	92,075
SkillSoft Corporation
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		2,258	2,189,740
SolarWinds Holdings, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing February 21, 2024		924	928,941
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, Maturing February 28, 2025(6)		487	489,948

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SS&C Technologies, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		8	$7,745
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		675	679,802
Term Loan, Maturing February 28, 2025(6)		1,388	1,396,917
SurveyMonkey, Inc.
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		645	646,738
Sutherland Global Services, Inc.
Term Loan, 7.68%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		411	395,551
Switch, Ltd.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		124	124,935
Syncsort Incorporated
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		1,219	1,224,208
Tibco Software, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		248	249,325
TTM Technologies, Inc.
Term Loan, Maturing September 27, 2024(6)		150	150,656
Uber Technologies
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		2,046	2,056,722
Term Loan, Maturing April 4, 2025(6)		725	730,438
Veritas Bermuda Ltd.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		1,050	1,046,867
VF Holding Corp.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		1,578	1,593,273
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	274	339,004
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		349	349,852
Western Digital Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		802	807,799

			$44,673,905

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		1,985	$1,988,998

			$1,988,998

Financial Intermediaries — 6.1%
Armor Holding II, LLC
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020		965	$969,463
Term Loan - Second Lien, 11.31%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020		725	728,625
Citco Funding, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		1,925	1,943,327
Clipper Acquisitions Corp.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		574	575,535
Ditech Holding Corporation
Term Loan, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		1,615	1,573,437
Donnelley Financial Solutions, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		134	134,406
EIG Management Company, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing January 30, 2025		125	126,406
FinCo I, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022		572	579,764

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Focus Financial Partners, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024		672	$676,157
Freedom Mortgage Corporation
Term Loan, 6.62%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		928	940,851
Greenhill & Co., Inc.
Term Loan, 5.59%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		494	498,070
Guggenheim Partners, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		566	570,430
Harbourvest Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing February 20, 2025		556	556,626
LPL Holdings, Inc.
Term Loan, 4.47%, (3 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		645	647,552
NXT Capital, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022		1,260	1,280,025
Ocwen Financial Corporation
Term Loan, 6.79%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		176	177,535
Quality Care Properties, Inc.
Term Loan, 7.13%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022		1,259	1,274,801
Sesac Holdco II, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		272	272,761
StepStone Group L.P.
Term Loan, Maturing March 14, 2025(6)		300	300,750
Titan Acquisition Limited
Term Loan, Maturing March 28, 2025(6)		1,425	1,423,776
Victory Capital Management, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 7, 2025		157	157,848
Virtus Investment Partners, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		249	250,149
Term Loan, 1.25%, Maturing June 3, 2024(2)		75	75,422
Walker & Dunlop, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		1,050	1,062,677

			$16,796,393

Food Products — 4.1%
Alphabet Holding Company, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,144	$1,067,013
American Seafoods Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		170	170,108
Badger Buyer Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		174	175,431
Blue Buffalo Company Ltd.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		471	472,321
CH Guenther & Son, Incorporated
Term Loan, Maturing March 22, 2025(6)		225	226,512
Del Monte Foods, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		331	285,268
Term Loan - Second Lien, 9.06%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		268	189,036
Dole Food Company, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2024		810	812,124
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	1,200	1,481,039

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
High Liner Foods Incorporated
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		380	$373,868
HLF Financing S.a.r.l.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		694	701,988
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	117	145,410
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		935	939,270
JBS USA, LLC
Term Loan, 4.68%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		3,020	3,014,216
Nomad Foods Europe Midco Limited
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		275	275,630
Post Holdings, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		794	796,667

			$11,125,901

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.29%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		2,552	$2,558,032
Aramark Services, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		424	428,000
CFSP Acquisition Corp.
Term Loan, 0.00%, Maturing March 6, 2025(2)		23	23,006
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		102	101,994
IRB Holding Corp.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		400	404,583
NPC International, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		422	428,403
Pizza Hut Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		468	469,800
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		119	120,320
TKC Holdings, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		495	500,569
Welbilt, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		673	678,662

			$5,713,369

Food/Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		577	$571,757
Term Loan, 5.29%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		790	783,431
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		1,735	1,716,643
Diplomat Pharmacy, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		223	225,532
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	200	274,287
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	240,984
Supervalu, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		111	110,637
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		186	184,395

			$4,107,666

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	493	$501,119

		$501,119

Health Care — 14.0%
Acadia Healthcare Company, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	119	$120,667
ADMI Corp.
Term Loan, 5.59%, (USD LIBOR + 3.75%), Maturing April 30, 2022(4)	244	244,978
Akorn, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	938	934,052
Alliance Healthcare Services, Inc.
Term Loan, 6.34%, (USD LIBOR + 4.50%), Maturing October 24, 2023(4)	398	400,481
Term Loan - Second Lien, 11.88%, (USD LIBOR + 10.00%), Maturing April 24, 2024(4)	225	223,875
Argon Medical Devices, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	425	428,188
Auris Luxembourg III S.a.r.l.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	364	366,277
Avantor, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	599	605,483
Beaver-Visitec International, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	369	371,222
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	717	702,589
Carestream Dental Equipment, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	672	674,563
Certara L.P.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	498	500,609
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,204	1,215,483
Community Health Systems, Inc.
Term Loan, 4.73%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	886	865,633
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	1,275	1,228,070
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	388	389,458
Convatec, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	272	273,678
CPI Holdco, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	322	324,164
CryoLife, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	224	227,524
DaVita HealthCare Partners, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	768	775,619
DJO Finance, LLC
Term Loan, 5.03%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	1,024	1,030,042
Envision Healthcare Corporation
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	1,963	1,974,965
Equian, LLC
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	298	300,299
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	985	992,444

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
GHX Ultimate Parent Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	323	$323,974
Greatbatch Ltd.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	1,016	1,025,323
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.99%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	1,634	1,640,901
Hanger, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	500	500,625
INC Research, LLC
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	214	215,425
Indivior Finance S.a.r.l.
Term Loan, 6.42%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	1,446	1,453,607
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	698	700,976
Kinetic Concepts, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,290	1,297,830
KUEHG Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,450	1,462,393
Term Loan - Second Lien, 10.55%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	200	203,500
Medical Depot Holdings, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	339	317,023
Medical Solutions, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	374	375,628
MPH Acquisition Holdings, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,698	1,708,255
National Mentor Holdings, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	510	512,231
Navicure, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	299	301,120
New Millennium Holdco, Inc.
Term Loan, 8.38%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	295	101,521
Opal Acquisition, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	1,550	1,472,666
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	1,636	1,651,441
Parexel International Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,269	1,270,528
Press Ganey Holdings, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing October 21, 2023	370	372,781
Prospect Medical Holdings, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	575	576,438
Quintiles IMS Incorporated
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	694	698,703
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	473	475,481
RadNet, Inc.
Term Loan, 5.22%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	720	729,935
Select Medical Corporation
Term Loan, 4.46%, (3 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	792	797,445
Sotera Health Holdings, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	416	417,659

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Surgery Center Holdings, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		473	$472,994
Team Health Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		990	950,400
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		372	376,065
U.S. Anesthesia Partners, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		546	549,663
Wink Holdco, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		224	223,946

			$38,346,840

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		670	$680,685
Serta Simmons Bedding, LLC
Term Loan, 5.22%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		2,153	1,968,878

			$2,649,563

Industrial Equipment — 5.3%
Apex Tool Group, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		1,168	$1,168,843
Clark Equipment Company
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		984	986,170
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	336	416,033
Delachaux S.A.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		184	184,955
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	15	18,454
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	37	46,135
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	135	165,975
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	338	414,937
Term Loan, 5.80%, (2 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		399	402,741
DXP Enterprises, Inc.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		249	249,838
Engineered Machinery Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		150	149,968
EWT Holdings III Corp.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		717	722,609
Filtration Group Corporation
Term Loan, Maturing February 27, 2025(6)	EUR	175	214,790
Term Loan, Maturing March 27, 2025(6)		775	778,391
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	192	235,481
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		622	625,719
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	421	517,239
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		2,139	2,153,580
Hayward Industries, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		224	225,134

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Milacron, LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,325	$1,330,748
Paladin Brands Holding, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		587	593,896
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		125	125,346
Rexnord, LLC
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		933	939,604
Robertshaw US Holding Corp.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing February 19, 2025		475	479,750
Signode Industrial Group US, Inc.
Term Loan, 5.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 4, 2021		418	417,060
Tank Holding Corp.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing March 17, 2022		327	329,208
Thermon Industries, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		158	158,878
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	450	558,962

			$14,610,444

Insurance — 4.5%
Alliant Holdings I, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		1,145	$1,153,452
AmWINS Group, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		1,037	1,043,809
Asurion, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		2,368	2,384,253
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023		1,001	1,009,186
Term Loan - Second Lien, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		775	797,766
Cunningham Lindsey U.S., Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		885	884,223
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	250	304,069
Hub International Limited
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		1,858	1,869,298
NFP Corp.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		943	946,751
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing March 1, 2021(6)		525	525,262
USI, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		1,343	1,348,959

			$12,267,028

Leisure Goods/Activities/Movies — 5.7%
AMC Entertainment, Inc.
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		1,026	$1,030,133
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		248	248,312
Ancestry.com Operations, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		1,404	1,412,120
Bombardier Recreational Products, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		2,093	2,113,023

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		542	$543,701
ClubCorp Club Operations, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024		857	863,439
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	400	492,180
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		975	974,939
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		747	749,676
Emerald Expositions Holding, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		546	551,675
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing November 24, 2024	EUR	375	461,419
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		100	101,331
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		779	785,328
Live Nation Entertainment, Inc.
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		1,229	1,238,116
Match Group, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		241	242,430
Sabre GLBL, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		474	476,356
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		821	818,930
SRAM, LLC
Term Loan, 5.13%, (2 mo. USD LIBOR + 3.25%), Maturing March 15, 2024		855	857,405
Steinway Musical Instruments, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		425	428,719
UFC Holdings, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		691	695,894
WMG Acquisition Corp.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023		464	466,758

			$15,551,884

Lodging and Casinos — 6.0%
Amaya Holdings B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		2,113	$2,125,820
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022		452	454,271
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024		574	577,147
Boyd Gaming Corporation
Term Loan, 4.24%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		460	462,571
CityCenter Holdings, LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024		943	948,252
Cyan Blue Holdco 3 Limited
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 23, 2024		124	124,568
Eldorado Resorts, LLC
Term Loan, 4.13%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		396	397,629
ESH Hospitality, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023		587	591,024
Four Seasons Hotels Limited
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		444	447,033

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gateway Casinos & Entertainment Limited
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.00%), Maturing March 13, 2025		125	$126,094
Golden Nugget, Inc.
Term Loan, 4.98%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)		2,091	2,110,814
GVC Holdings PLC
Term Loan, Maturing March 15, 2024(6)	GBP	300	421,120
Term Loan, Maturing March 15, 2024(6)		525	525,820
Term Loan, Maturing March 15, 2024(6)	EUR	600	737,743
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		250	251,563
Hilton Worldwide Finance, LLC
Term Loan, 3.87%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023		2,062	2,075,739
La Quinta Intermediate Holdings, LLC
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing April 14, 2021		466	468,114
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		907	909,786
Playa Resorts Holding B.V.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing April 29, 2024		1,019	1,026,515
Tropicana Entertainment, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		81	81,154
VICI Properties 1, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		1,026	1,030,768
Wyndham Hotels & Resorts, Inc.
Term Loan, Maturing March 28, 2025(6)		625	625,000

			$16,518,545

Nonferrous Metals/Minerals — 1.5%
Dynacast International, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		588	$592,097
Fairmount Santrol, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		845	856,654
Global Brass & Copper, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		394	397,940
Murray Energy Corporation
Term Loan, 9.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		934	795,971
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)		31	18,722
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)		466	40,259
Oxbow Carbon, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		296	300,323
Term Loan - Second Lien, 9.38%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		350	356,125
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	450	555,779
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		333	201,131

			$4,115,001

Oil and Gas — 2.8%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		337	$365,811

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
BCP Raptor, LLC
Term Loan, 6.04%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	347	$350,111
Bronco Midstream Funding, LLC
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	780	789,769
CITGO Petroleum Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	460	460,711
Delek US Holdings, Inc.
Term Loan, Maturing March 13, 2025(6)	175	175,875
Fieldwood Energy, LLC
DIP Loan, 1.00%, Maturing August 14, 2018(2)	28	28,119
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	513	512,858
Term Loan, 8.88%, (1 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	675	675,844
Term Loan, 0.00%, Maturing September 30, 2020(5)	363	343,916
Term Loan - Second Lien, 0.00%, Maturing September 30, 2020(5)	487	98,121
Green Plains Renewable Energy, Inc.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	498	504,962
Medallion Midland Acquisition, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	299	299,998
MEG Energy Corp.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	616	616,915
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(5)	3	0
PSC Industrial Holdings Corp.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	349	352,616
Term Loan - Second Lien, 10.29%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	200	199,000
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	17	14,452
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	45	38,751
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	322	278,570
Sheridan Production Partners I, LLC
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	57	48,647
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	94	79,643
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	709	601,045
Ultra Resources, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	700	695,625

		$7,531,359

Publishing — 1.8%
Ascend Learning, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	547	$549,587
Getty Images, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	1,706	1,638,040
Harland Clarke Holdings Corp.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	411	415,549
Lamar Media Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 1.75%), Maturing February 16, 2025	250	251,667
LSC Communications, Inc.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	520	525,200
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	262	265,779

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Multi Color Corporation
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	150	$150,607
ProQuest, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	800	812,904
Tweddle Group, Inc.
Term Loan, 7.77%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	375	318,750

		$4,928,083

Radio and Television — 4.6%
ALM Media Holdings, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	205	$176,569
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	757	761,086
Cumulus Media Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	1,953	1,671,972
E.W. Scripps Company (The)
Term Loan, 6.00%, (3 mo. USD Prime + 1.25%), Maturing October 2, 2024	174	174,996
Entravision Communications Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	522	523,354
Gray Television, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	123	124,119
Hubbard Radio, LLC
Term Loan, Maturing March 14, 2025(6)	75	75,492
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	245	246,952
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(5)	1,066	852,357
Term Loan, 0.00%, Maturing July 30, 2019(5)	182	145,147
Mission Broadcasting, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	161	161,865
Nexstar Broadcasting, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	1,252	1,257,297
Radio Systems Corporation
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing May 2, 2024	199	199,679
Raycom TV Broadcasting, LLC
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	522	523,681
Sinclair Television Group, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	261	262,812
Term Loan, Maturing December 12, 2024(6)	1,425	1,434,077
Univision Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	4,116	4,057,512

		$12,648,967

Retailers (Except Food and Drug) — 6.1%
Ascena Retail Group, Inc.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	972	$864,876
Bass Pro Group, LLC
Term Loan, 6.88%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	622	616,667
BJ’s Wholesale Club, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	471	471,652
CDW, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	2,615	2,625,444
Coinamatic Canada, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	22	21,880

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
David’s Bridal, Inc.
Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	985	$848,196
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	1,066	1,027,976
Global Appliance, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	473	480,299
Go Wireless, Inc.
Term Loan, 8.38%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	346	345,481
Harbor Freight Tools USA, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	200	200,012
J. Crew Group, Inc.
Term Loan, 5.10%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,418	912,220
LSF9 Atlantis Holdings, LLC
Term Loan, 7.69%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	466	460,850
Men’s Wearhouse, Inc. (The)
Term Loan, 5.20%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	636	638,404
Michaels Stores, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	864	869,107
Neiman Marcus Group Ltd., LLC
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	1,023	886,332
Party City Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	574	576,492
PetSmart, Inc.
Term Loan, 4.68%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	1,988	1,600,685
PFS Holding Corporation
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,042	703,532
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	241	229,195
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	299	297,006
Toys ‘R’ Us Property Company I, LLC
Term Loan, 0.00%, Maturing August 21, 2019(5)	1,151	959,904
Vivid Seats Ltd.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	994	996,849

		$16,633,059

Steel — 1.0%
Atkore International, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	673	$678,615
GrafTech Finance, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	875	876,094
Neenah Foundry Company
Term Loan, 8.39%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	395	404,381
Phoenix Services International, LLC
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	400	402,500
Zekelman Industries, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	344	345,996

		$2,707,586

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	175	$176,320

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hertz Corporation (The)
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		489	$489,628
Kenan Advantage Group, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		54	54,703
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		179	179,885
PODS, LLC
Term Loan, 4.71%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		274	275,791
Stena International S.a.r.l.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		720	691,200
XPO Logistics, Inc.
Term Loan, 3.92%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		275	276,324

			$2,143,851

Telecommunications — 5.4%
CenturyLink, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		2,469	$2,434,096
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		397	397,951
Consolidated Communications, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		520	513,661
Digicel International Finance Limited
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		871	867,905
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	1,000	1,230,450
Frontier Communications Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		918	907,734
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 28, 2024	EUR	375	462,428
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		1,005	1,050,151
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024		850	877,979
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		557	547,123
Mitel Networks Corporation
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		224	225,834
Onvoy, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		842	814,151
Sprint Communications, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		1,658	1,660,582
Syniverse Holdings, Inc.
Term Loan, 6.72%, (3 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		475	481,308
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023		2,266	2,279,690

			$14,751,043

Utilities — 2.7%
Calpine Construction Finance Company L.P.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		444	$446,231
Calpine Corporation
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		1,507	1,513,970
Dayton Power & Light Company (The)
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		272	273,005

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,186	$1,204,358
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	54	54,563
Invenergy Thermal Operating I, LLC
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	489	469,544
Lightstone Generation, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	45	45,233
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	708	712,362
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	556	552,781
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,337	1,113,209
Talen Energy Supply, LLC
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	546	539,041
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	346	340,613

		$7,264,910

Total Senior Floating-Rate Loans (identified cost $388,682,968)		$385,820,319

Corporate Bonds & Notes — 5.3%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(8)
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	5	$5,280
Orbital ATK, Inc.
5.25%, 10/1/21	20	20,475
TransDigm, Inc.
6.00%, 7/15/22	30	30,675
6.50%, 7/15/24	30	30,825

		$87,255

Automotive — 0.0%(8)
General Motors Financial Co., Inc.
3.25%, 5/15/18	5	$5,002

		$5,002

Building and Development — 0.1%
Builders FirstSource, Inc.
5.625%, 9/1/24(9)	5	$5,044
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	20	19,400
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	50	52,060
Standard Industries, Inc.
6.00%, 10/15/25(9)	30	30,900
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	20	20,150
5.875%, 6/15/24	25	25,492

		$153,046

Security	Principal Amount* (000’s omitted)	Value
Business Equipment and Services — 0.3%
First Data Corp.
7.00%, 12/1/23(9)	65	$68,494
5.00%, 1/15/24(9)	10	10,038
FTI Consulting, Inc.
6.00%, 11/15/22	20	20,600
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	20	21,650
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)	10	11,175
Travelport Corporate Finance PLC
6.00%, 3/15/26(9)	650	654,062

		$786,019

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	5	$4,974
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	80	81,351
5.75%, 1/15/24	5	5,087
5.375%, 5/1/25(9)	40	39,500
5.75%, 2/15/26(9)	20	19,950
CSC Holdings, LLC
5.25%, 6/1/24	5	4,769
DISH DBS Corp.
6.75%, 6/1/21	50	50,625
5.875%, 7/15/22	15	14,381
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	275	269,156

		$489,793

Chemicals and Plastics — 0.6%
Avantor, Inc.
6.00%, 10/1/24(9)	675	$673,312
Hexion, Inc.
6.625%, 4/15/20	900	843,750
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	20	20,375
Tronox Finance, LLC
7.50%, 3/15/22(9)	10	10,381
W.R. Grace & Co.
5.125%, 10/1/21(9)	15	15,394
5.625%, 10/1/24(9)	5	5,169

		$1,568,381

Conglomerates — 0.0%(8)
Spectrum Brands, Inc.
6.625%, 11/15/22	20	$20,700
5.75%, 7/15/25	30	30,750

		$51,450

Consumer Products — 0.0%(8)
Central Garden & Pet Co.
6.125%, 11/15/23	15	$15,731

		$15,731

Security	Principal Amount* (000’s omitted)	Value
Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	10	$10,362
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	15	15,553
6.375%, 8/15/25(9)	5	5,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	1,914	1,940,305
5.22%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	450	456,750

		$2,428,258

Distribution & Wholesale — 0.0%(8)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	30	$30,788

		$30,788

Drugs — 0.7%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	45	$45,619
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(9)	25	25,281
5.625%, 12/1/21(9)	10	9,588
6.50%, 3/15/22(9)	404	418,645
7.00%, 3/15/24(9)	525	549,281
5.50%, 11/1/25(9)	850	830,662

		$1,879,076

Ecological Services and Equipment — 0.0%(8)
Clean Harbors, Inc.
5.125%, 6/1/21	30	$30,450
Covanta Holding Corp.
5.875%, 3/1/24	10	9,825

		$40,275

Electric Utilities — 0.0%(8)
NRG Yield Operating, LLC
5.375%, 8/15/24	10	$10,088
5.00%, 9/15/26	10	9,875

		$19,963

Electronics/Electrical — 0.0%(8)
Anixter, Inc.
5.50%, 3/1/23	20	$20,775
Infor (US), Inc.
6.50%, 5/15/22	25	25,563
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	25	26,462

		$72,800

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(9)	175	$177,932

		$177,932

Financial Intermediaries — 0.0%(8)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	15	$15,300

Security	Principal Amount* (000’s omitted)		Value
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		35	$38,229
Navient Corp.
5.50%, 1/15/19		45	45,607
5.00%, 10/26/20		10	10,088

			$109,224

Food Products — 0.1%
Dean Foods Co.
6.50%, 3/15/23(9)		15	$14,306
Iceland Bondco PLC
4.772%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	127	178,026
Post Holdings, Inc.
8.00%, 7/15/25(9)		5	5,631

			$197,963

Food Service — 0.0%(8)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		25	$25,125
Yum! Brands, Inc.
5.30%, 9/15/19		5	5,150

			$30,275

Health Care — 0.7%
Centene Corp.
4.75%, 5/15/22		10	$10,175
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		725	671,531
Envision Healthcare Corp.
5.625%, 7/15/22		10	10,095
6.25%, 12/1/24(9)		10	10,375
HCA Healthcare, Inc.
6.25%, 2/15/21		40	42,100
HCA, Inc.
6.50%, 2/15/20		10	10,512
5.875%, 2/15/26		10	10,200
Hologic, Inc.
4.375%, 10/15/25(9)		10	9,675
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)		9	9,608
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		850	888,250
Teleflex, Inc.
5.25%, 6/15/24		10	10,275
Tenet Healthcare Corp.
6.00%, 10/1/20		20	20,750
4.375%, 10/1/21		300	296,250
8.125%, 4/1/22		30	31,387
6.75%, 6/15/23		5	4,913

			$2,036,096

Insurance — 0.0%(8)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)		20	$20,650

Security	Principal Amount* (000’s omitted)	Value
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% cash or 8.875% PIK), 7/15/19(9)(13)	20	$20,050
Hub International, Ltd.
7.875%, 10/1/21(9)	25	25,906

		$66,606

Internet Software & Services — 0.0%(8)
Netflix, Inc.
5.50%, 2/15/22	20	$20,800
5.875%, 2/15/25	20	21,000
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	15	14,306

		$56,106

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	350	$355,250
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	10	10,138
5.25%, 11/15/23(9)	20	20,306
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	20	20,100

		$405,794

Lodging and Casinos — 0.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	15	$14,630
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	35,810
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	5	5,175
MGM Resorts International
6.625%, 12/15/21	40	43,250
7.75%, 3/15/22	15	16,744
6.00%, 3/15/23	10	10,525
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,112
Tunica-Biloxi Gaming Authority
3.78%, 12/15/20(9)	218	60,086

		$201,332

Nonferrous Metals/Minerals — 0.0%(8)
Eldorado Gold Corp.
6.125%, 12/15/20(9)	55	$52,388
Imperial Metals Corp.
7.00%, 3/15/19(9)	10	9,250
New Gold, Inc.
6.25%, 11/15/22(9)	35	35,831

		$97,469

Oil and Gas — 0.3%
Antero Resources Corp.
5.375%, 11/1/21	40	$40,850
5.625%, 6/1/23	5	5,125

Security	Principal Amount* (000’s omitted)	Value
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	10	$10,250
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	325	323,781
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	60	61,500
Energy Transfer Equity, L.P.
5.875%, 1/15/24	15	15,525
Gulfport Energy Corp.
6.625%, 5/1/23	15	15,225
Matador Resources Co.
6.875%, 4/15/23	20	20,850
Newfield Exploration Co.
5.625%, 7/1/24	65	68,900
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	5	4,981
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	20,350
RSP Permian, Inc.
6.625%, 10/1/22	40	41,900
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	25	25,937
6.875%, 6/30/23(9)	15	15,638
SM Energy Co.
6.50%, 1/1/23	45	45,000
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,060

		$720,872

Publishing — 0.0%(8)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(9)(13)	3	$2,981
Tribune Media Co.
5.875%, 7/15/22	20	20,375

		$23,356

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$25,500
Series B, 6.50%, 11/15/22	50	51,125
iHeartCommunications, Inc.
9.00%, 12/15/19(5)	451	360,236
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	15	15,244
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	40	41,300
Univision Communications, Inc.
6.75%, 9/15/22(9)	124	128,185

		$621,590

Retailers (Except Food and Drug) — 0.2%
Dollar Tree, Inc.
5.75%, 3/1/23	50	$52,356

Security	Principal Amount* (000’s omitted)	Value
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	575	$336,375
Hot Topic, Inc.
9.25%, 6/15/21(9)	10	9,950
L Brands, Inc.
6.875%, 11/1/35	5	4,875
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	62,100
Party City Holdings, Inc.
6.125%, 8/15/23(9)	25	25,594
Vista Outdoor, Inc.
5.875%, 10/1/23	5	4,687

		$495,937

Road & Rail — 0.0%(8)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	20	$20,575

		$20,575

Software and Services — 0.0%(8)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	25	$26,062
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(13)	25	25,344

		$51,406

Surface Transport — 0.0%(8)
Hertz Corp. (The)
6.25%, 10/15/22	20	$18,850
XPO Logistics, Inc.
6.50%, 6/15/22(9)	30	31,050

		$49,900

Telecommunications — 0.4%
CenturyLink, Inc.
6.75%, 12/1/23	15	$14,663
CommScope Technologies, LLC
6.00%, 6/15/25(9)	20	20,910
Frontier Communications Corp.
10.50%, 9/15/22	10	8,413
7.625%, 4/15/24	10	6,300
6.875%, 1/15/25	20	11,925
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	45	41,850
7.50%, 4/1/21	5	4,550
5.50%, 8/1/23	15	12,188
Level 3 Financing, Inc.
5.375%, 1/15/24	10	9,769
Sprint Communications, Inc.
7.00%, 8/15/20	260	271,050
6.00%, 11/15/22	5	4,919
Sprint Corp.
7.25%, 9/15/21	110	113,987
7.875%, 9/15/23	110	112,612
7.625%, 2/15/25	15	14,794

Security	Principal Amount* (000’s omitted)		Value
T-Mobile USA, Inc.
6.375%, 3/1/25		15	$15,712
6.50%, 1/15/26		45	47,925
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	275	312,857

			$1,024,424

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(9)		500	$484,375
Dynegy, Inc.
7.375%, 11/1/22		15	15,844
7.625%, 11/1/24		20	21,675
8.125%, 1/30/26(9)		10	11,075

			$532,969

Total Corporate Bonds & Notes (identified cost $15,020,841)			$14,547,663

Asset-Backed Securities — 4.7%

Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 7.072%, (3 mo. USD LIBOR + 5.35%), 7/15/27(9)(10)		$500	$501,798
Apidos CLO XVII
Series 2014-17A, Class C, 5.031%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(10)		500	502,064
Apidos CLO XXI
Series 2015-21A, Class D, 7.284%, (3 mo. USD LIBOR + 5.55%), 7/18/27(9)(10)		500	502,514
Ares CLO, Ltd.
Series 2014-32A, Class D, 7.539%, (3 mo. USD LIBOR + 5.70%), 11/15/25(9)(10)		1,000	1,001,770
Series 2015-2A, Class E2, 6.96%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)		500	500,511
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.82%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)		300	295,908
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 9.172%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)		600	611,426
Series 2014-4A, Class E, 6.922%, (3 mo. USD LIBOR + 5.20%), 10/15/26(9)(10)		1,000	1,004,349
Series 2015-5A, Class D, 7.845%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)		500	508,904
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.745%, (3 mo. USD LIBOR + 5.00%), 7/20/26(9)(10)		1,000	999,859
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.789%, (3 mo. USD LIBOR + 5.95%), 8/15/28(9)(10)		500	501,308
Galaxy CLO, Ltd.
Series 2015-21A, Class ER, 6.995%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(10)		500	496,561
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 7.176%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)		600	593,984
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.245%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(10)		200	200,576
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 8.445%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(10)		500	508,599

Security	Principal Amount (000’s omitted)	Value
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 8.222%, (3 mo. USD LIBOR + 6.50%), 7/15/27(9)(10)	$1,000	$1,007,314
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 8.245%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)	600	607,265
Recette CLO, LLC
Series 2015-1A, Class E, 7.445%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)	500	503,458
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.202%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)	1,000	1,014,582
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.945%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)	800	825,409

Total Asset-Backed Securities (identified cost $12,097,083)		$12,688,159

Common Stocks — 2.4%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(14)(15)	29	$310,905

		$310,905

Automotive — 0.1%
Dayco Products, LLC(14)(15)	10,159	$360,645

		$360,645

Business Equipment and Services — 0.7%
Education Management Corp.(3)(14)(15)	1,612,262	$0
RCS Capital Corp.(14)(15)	27,470	1,922,900

		$1,922,900

Electronics/Electrical — 0.1%
Answers Corp.(3)(14)(15)	46,839	$387,359

		$387,359

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(14)(15)	35,156	$1,758

		$1,758

Lodging and Casinos — 0.0%(8)
Caesars Entertainment Corp.(14)(15)	4,393	$49,421

		$49,421

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(14)(15)	354	$0

		$0

Oil and Gas — 0.8%
AFG Holdings, Inc.(3)(14)(15)	26,177	$1,557,531
Nine Point Energy Holdings, Inc.(3)(14)(16)	276	2,037
Paragon Offshore Finance Company, Class A(14)(15)	764	1,051
Paragon Offshore Finance Company, Class B(14)(15)	382	12,510
Samson Resources II, LLC, Class A(14)(15)	22,051	485,122
Southcross Holdings Group, LLC(3)(14)(15)	30	0
Southcross Holdings L.P., Class A(14)(15)	30	12,000

		$2,070,251

Security	Shares	Value
Publishing — 0.6%
ION Media Networks, Inc.(3)(14)(15)	2,155	$1,400,556
MediaNews Group, Inc.(14)(15)	5,771	103,881

		$1,504,437

Total Common Stocks (identified cost $2,489,498)		$6,607,676

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(14)(15)	1,793	$0

		$0

Oil and Gas — 0.0%(8)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(14)(16)	5	$7,340

		$7,340

Total Convertible Preferred Stocks (identified cost $131,544)		$7,340

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$717,782
Invesco Senior Income Trust	238,872	1,051,037
Nuveen Credit Strategies Income Fund	180,539	1,433,480
Nuveen Floating Rate Income Fund	73,198	797,126
Nuveen Floating Rate Income Opportunity Fund	51,054	557,510
Voya Prime Rate Trust	196,084	1,021,597

Total Closed-End Funds (identified cost $6,015,228)		$5,578,532

Miscellaneous — 0.0%

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(14)	200,340	$0

		$0

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(14)	$10,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 2.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(17)	7,479,434	$7,477,938

Total Short-Term Investments (identified cost $7,478,919)		$7,477,938

Total Investments — 158.3% (identified cost $431,916,081)		$432,727,627

Less Unfunded Loan Commitments — (0.3)%		$(762,173)

Net Investments — 158.0% (identified cost $431,153,908)		$431,965,454

Other Assets, Less Liabilities — (35.5)%		$(96,867,280)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (22.5)%		$(61,620,481)

Net Assets Applicable to Common Shares — 100.0%		$273,477,693

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at March 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	This Senior Loan will settle after March 31, 2018, at which time the interest rate will be determined.

(7)	Fixed-rate loan.

(8)	Amount is less than 0.05%.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $20,480,337 or 7.5% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Non-income producing security.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Restricted security.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $68,717.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,569,165	EUR	4,467,032	Goldman Sachs International	4/30/18	$62,538	$—
USD	185,075	EUR	150,000	HSBC Bank USA, N.A.	4/30/18	166	—
USD	633,207	EUR	505,742	HSBC Bank USA, N.A.	4/30/18	9,765	—
USD	872,984	EUR	700,000	HSBC Bank USA, N.A.	4/30/18	10,076	—
USD	505,887	EUR	410,367	JPMorgan Chase Bank, N.A.	4/30/18	17	—
USD	541,590	GBP	382,346	State Street Bank and Trust Company	4/30/18	4,566	—
USD	900,426	CAD	1,146,283	HSBC Bank USA, N.A.	5/31/18	9,746	—
USD	462,812	EUR	373,125	HSBC Bank USA, N.A.	5/31/18	1,832	—
USD	499,275	EUR	400,000	State Street Bank and Trust Company	5/31/18	5,092	—
USD	4,669,349	EUR	3,765,331	State Street Bank and Trust Company	5/31/18	17,446	—
USD	6,816,205	EUR	5,455,779	Goldman Sachs International	6/29/18	59,960	—
USD	1,152,968	EUR	922,562	JPMorgan Chase Bank, N.A.	6/29/18	10,499	—

						$191,703	$—

Abbreviations:

DIP	-	Debtor in Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At March 31, 2018, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $191,703.

Restricted Securities

At March 31, 2018, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	276	$15,070	$2,037
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	7,340

Total Restricted Securities			$20,070	$9,377

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$383,657,475	$1,400,671	$385,058,146
Corporate Bonds & Notes	—	14,547,663	—	14,547,663
Asset-Backed Securities	—	12,688,159	—	12,688,159
Common Stocks	49,421	2,899,867	3,658,388	6,607,676
Convertible Preferred Stocks	—	—	7,340	7,340
Closed-End Funds	5,578,532	—	—	5,578,532
Miscellaneous	—	—	0	0
Short-Term Investments	—	7,477,938	—	7,477,938
Total Investments	$5,627,953	$421,271,102	$5,066,399	$431,965,454
Forward Foreign Currency Exchange Contracts	$—	$191,703	$—	$191,703
Total	$5,627,953	$421,462,805	$5,066,399	$432,157,157

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018